Staff Retirement Plans - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Defined Contribution Plan Disclosure [Line Items]
Minimum service duration to be eligible to Mandatory Provident Fund	60 days
Contribution made to Mandatory Provident Fund, based on staff's relevant income	5.00%
Maximum contribution per employee to Mandatory Provident Fund	$ 30,000
Percentage of employer contributions for which staff are entitled	100.00%
Cost of employer contribution	$ 800	$ 600	$ 600
Minimum | Local Governments of Shenzhen, Dongguan, Wuxi and Shanghai
Defined Contribution Plan Disclosure [Line Items]
Percentage of salary required for contribution	15.00%
Maximum | Local Governments of Shenzhen, Dongguan, Wuxi and Shanghai
Defined Contribution Plan Disclosure [Line Items]
Percentage of salary required for contribution	16.00%